LEASE LIABILITIES	9 Months Ended
Sep. 30, 2021
Lease liabilities [abstract]
LEASE LIABILITIES

7.	LEASE LIABILITIES

	For the nine-month period ended September 30, 2021 $	For the year ended December 31, 2020 $
Opening balance	1,076	609
New liabilities and modifications of leases	1,617	955
Lease write off	(14)	-
Principal repayment	(307)	(488)
Ending balance	2,372	1,076
Current portion	354	295
Non-current portion	2,018	781